ACQUISITIONS AND DISPOSALS - Purchase Price Allocation (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 15, 2020	Jan. 07, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Goodwill	$ 175,545			$ 154,381	$ 157,860
M2M Group
Business Acquisition [Line Items]
Cash			$ 2,712
Net working capital			(640)
Deferred revenue			(914)
Identifiable intangible assets		$ 1,853	16,064
Goodwill			8,699
Deferred income tax liability			(4,819)
Fair value of net assets acquired			$ 21,102
M2M New Zealand
Business Acquisition [Line Items]
Cash		218
Net working capital		(277)
Tangible assets		3
Deferred revenue		(5)
Identifiable intangible assets		1,853
Goodwill		2,377
Deferred income tax liability		(483)
Fair value of net assets acquired		$ 3,686